Stockholders' Equity and Stock-Based Compensation (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Share-based Payment Arrangement, Option, Activity
Stock option activity for the nine months ended September 30, 2021 is presented below (in thousands, except per share and contractual life amounts):

	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2020	16,170	$2.69
Granted	8,511	16.56
Exercised	(3,717)	1.50
Forfeited	(617)	10.92
Outstanding at September 30, 2021	20,347	$8.46	8.0	$94,017
Vested and expected to vest at September 30, 2021	17,900	$7.67	7.8	$91,212
Exercisable at September 30, 2021	8,022	$4.71	6.6	$55,794

A summary of the stock option activity during each period and related options outstanding and exercisable from both the 2003 Plan and 2014 Plan, as retroactively adjusted (refer to Note 1) are as follows:

	Shares	Weighted- Average Exercise Price	Remaining Contractual Life (Years)
Options outstanding, December 31, 2018	1,742,018	$10.64	6.4
Retroactive application of reverse recapitalization (Note 1)	10,849,752	(9.17)
Adjusted options outstanding, December 31, 2018	12,591,770	$1.47	6.4
Granted	1,770,289	3.32
Exercised	(1,467,432)	0.77
Forfeited	(1,241,216)	2.36
Options, outstanding, December 31, 2019	11,653,411	$1.75	5.3
Granted	8,818,051	3.36
Exercised	(1,339,607)	0.98
Forfeited	(2,961,117)	2.58
Options outstanding, December 31, 2020	16,170,738	$2.69	6.9
Options vested and expected to vest, December 31, 2020	15,222,396	$2.53	6.8
Options exercisable, December 31, 2020	8,226,613	$1.69	5.0

Share-based Payment Arrangement, Restricted Stock Unit, Activity
Restricted stock unit activity for the nine months ended September 30, 2021 is presented below (in thousands, except per share amounts):

	Number of Shares	Weighted- Average Grant Date Fair Value
Unvested at December 31, 2020	—	$—
Granted (1)	856	16.73
Vested	(189)	16.64
Forfeited (2)	(50)	16.80
Unvested at September 30, 2021	617	$16.75

(1)
No RSUs were granted prior to the Business Combination. 836,208 of the granted shares represent the Earnout RSUs issued as part of the Business Combination (refer to Note 3 - Business Combination for further discussion).

(2)
Includes 29,443 shares of common stock withheld from employees to satisfy the mandatory tax withholding requirements, for which the Company remitted cash of $0.4 million to the appropriate tax authorities.

Share-based Compensation Expense
The Company records stock-based compensation expense related to all of the Company’s stock-based awards over the requisite service period of the individual grantee, which is generally equal to the vesting period. Stock-based compensation expense was recorded in the following categories in the Condensed Consolidated Statements of Operations and Comprehensive Loss (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Cost of subscription, transaction, and services	$436	$77	$1,284	$166
Research and development	1,210	159	3,524	396
Sales and marketing	984	117	3,276	307
General and administrative	3,284	473	12,362	1,118
Total	$5,914	$826	$20,446	$1,987

The Company included stock compensation expense related to all of the Company’s stock option awards in various expense categories for the years ended December 31, 2020, 2019 and 2018 as follows:

	2020	2019	2018
Cost of subscription, transaction and other revenue	$263	$133	$114
Research and development	697	384	239
Sales and marketing	465	296	347
General and administrative	1,638	1,301	1,096
	$3,063	$2,114	$1,796

Stock Option Valuation Assumptions
The fair value of stock options granted was estimated at the date of grant using the Black-Scholes valuation model with the following assumptions:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Risk-free interest rate	1.0% - 1.2%	0.4% - 0.5%	0.6% - 1.4%	0.4% - 1.6%
Expected dividend yield	—%	—%	—%	—%
Expected volatility	40% - 41%	44% -45%	40% - 42%	39% - 45%
Expected life (in years)	5.5	6.9	5.5	6.9

Weighted average grant date fair value	$4.62	$1.33	$6.45	$1.16

The determination of the fair value of the options was estimated at the date of grant using a Black-Scholes option pricing model with the following assumptions:

	2020	2019	2018
Risk-free interest rate	0.4% - 1.6%	1.7% - 2.6%	2.7% - 3.1%
Dividend yield	0.0%	0.0%	0.0%
Volatility factor of the expected market price of the Company’s common stock	39% - 45%	38% - 40%	34% - 42%
Expected life of option	6.9 years	6.9 years	7.1 years